Corporate administration - Schedule of Corporate Administration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Corporate Administration [Abstract]
Administration and office costs(1)	$ 46,334	$ 25,833
Share-based compensation	913	1,301
Corporate administration	47,247	27,134
Termination benefits expense	7,900
Software cost	4,100
Liabilities for share-based compensation	$ 4,561	$ 11,444